Trade and Miscellaneous Receivables and Other Current Assets - Summary of Analyses of the Aging of Trade and Miscellaneous Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Trade and miscellaneous receivables and other current assets	€ 4,706	€ 4,854	€ 4,959
IAS 39 financial instruments [member]
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Trade and miscellaneous receivables and other current assets	3,498		3,654
Total Current	2,715		2,781
Overdue	783		873
IAS 39 financial instruments [member] | 0-90 days [member]
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Overdue	175		300
IAS 39 financial instruments [member] | 91-180 days [member]
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Overdue	134		178
IAS 39 financial instruments [member] | 181-365 days [member]
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Overdue	158		188
IAS 39 financial instruments [member] | More than 365 days [member]
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Overdue	€ 316		€ 207